Borrowings	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Borrowings
33. Borrowings
The following table provides a breakdown for
non-current
and current borrowings:

(Euro thousands)	2021			2020
	Committed Loans	Other financial loans	Total borrowings	Committed Loans	Other financial loans	Total borrowings
At January 1,	613,415	51,336	664,751	619,308	984	620,292
Repayments	(56,029)	(104,181)	(160,210)	(221,029)	—	(221,029)
Proceeds	20,000	103,570	123,570	215,000	50,352	265,352
Other	827	—	827	136	—	136

At December 31,	578,213	50,725	628,938	613,415	51,336	664,751
Of which:
Non-current	470,934	712	471,646	557,386	1,336	558,722
Current	107,279	50,013	157,292	56,029	50,000	106,029
The repayment schedule for borrowings is summarized below:

(Euro thousands)	At December 31, 2021	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond
Committed loans	578,213	107,279	281,028	133,872	43,965	12,069
Other financial liabilities	50,725	50,013	20	680	12	—

Total borrowings	628,938	157,292	281,048	134,552	43,977	12,069

(Euro thousands)	At December 31, 2020	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond
Committed loans	613,415	56,029	107,500	281,250	130,000	38,636
Other financial liabilities	51,336	50,000	—	—	874	462

Total borrowings	664,751	106,029	107,500	281,250	130,874	39,098
Interest on certain of the Group’s borrowings is calculated based on variable rates. Management may use interest rate swaps (“IRS”) or other derivative financial instruments to hedge exposure to fluctuations in interest rates associated with monetary flows and not for speculative purposes. See Note 41 -
Qualitative and quantitative information on financial risks
for additional information related to the Group’s management of interest rate and other financial risks.
The following tables provide details relating to the Group’s individual borrowings.

				At December 31, 2021
Borrower	Interest rate	Terms	Expiry date	of which current portion	of which non-current portion
				(Euro thousands)

Co.Ti Service S.A.	Fixed	0.79%	February 2022	10,000	—
Co.Ti Service S.A.	Fixed	0.79%	March 2022	5,000	—
Ermenegildo Zegna N.V.	Fixed	0.00%	March 2022	15,000	—
Ermenegildo Zegna N.V.	Fixed	0.00%	March 2022	35,000	—
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.69%	September 2022	9,998	—
Ermenegildo Zegna N.V.	Fixed	1.25%	December 2022	10,000	—
Ermenegildo Zegna N.V.	Variable	IRS + 1.48%	January 2023	—	19,999
Ermenegildo Zegna N.V.	Variable	IRS + 0.80%	February 2023	—	20,000
Ermenegildo Zegna N.V.	Fixed	0.77%	March 2023	—	15,000
Ermenegildo Zegna N.V.	Fixed	0.49%	April 2023	—	49,993
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.75%	May 2023	—	44,991
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.83%	June 2023	12,485	6,247
Ermenegildo Zegna N.V.	Variable	IRS + 1.05%	August 2023	—	39,993
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.80%	September 2023	49,836	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.75%	November 2023	—	59,948
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.75%	November 2023	9,960	4,966
Ermenegildo Zegna N.V.	Fixed	1.22%	November 2023	—	20,000
Ermenegildo Zegna N.V.	Variable	IRS + 0.81%	April 2024	—	79,936
Lanificio Ermenegildo Zegna e Figli S.p.A.	Fixed	1.35%	June 2024	—	655
Ermenegildo Zegna N.V.	Variable	IRS + 0.60%	December 2024	—	49,901
Co.Ti Service S.A.	Fixed	0.75%	March 2025	—	20,000
Co.Ti Service S.A.	Fixed	0.75%	April 2025	—	10,000
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.76%	May 2025	—	9,993
Ermenegildo Zegna N.V.	Fixed	0.73%	September 2028	—	19,967
Other	Fixed	0.05%	June 2025	13	57

Total				157,292	471,646
of which fixed				75,013	135,672
of which variable				82,279	335,974

				At December 31, 2020
Borrower	Interest rate	Terms	Expiry date	of which current portion	of which non-current portion
				(Euro thousands)
Ermenegildo Zegna N.V.	Fixed	0.00%	April 2021	15,000	—
Ermenegildo Zegna N.V.	Fixed	0.73%	October 2021	17,500	—
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.73%	October 2021	17,500	—
Ermenegildo Zegna N.V.	Fixed	0.80%	December 2021	3,529	—
Co.Ti Service S.A.	Fixed	0.79%	February 2022	—	10,000
Co.Ti Service S.A.	Fixed	0.79%	March 2022	—	5,000
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.69%	September 2022	—	10,000
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.80%	September 2022	30,000	50,000
Ermenegildo Zegna N.V.	Fixed	1.25%	December 2022	—	10,000
Ermenegildo Zegna N.V.	Variable	IRS + 1.48%	January 2023	—	20,000
Ermenegildo Zegna N.V.	Variable	IRS + 0.80%	February 2023	—	20,000
Ermenegildo Zegna N.V.	Fixed	0.77%	March 2023	—	15,000
Ermenegildo Zegna N.V.	Fixed	0.49%	April 2023	—	50,000
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.75%	May 2023	—	45,000
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.83%	June 2023	12,500	18,750
Ermenegildo Zegna N.V.	Variable	IRS + 1.05%	August 2023	—	40,000
Ermenegildo Zegna N.V.	Fixed	1.22%	November 2023	—	20,000
Ermenegildo Zegna N.V.	Fixed	1.09%	November 2023	—	60,000
Ermenegildo Zegna N.V.	Variable	IRS + 0.75%	November 2023	10,000	14,972
Ermenegildo Zegna N.V.	Variable	IRS + 0.81%	April 2024	—	80,000
Ermenegildo Zegna N.V.	Variable	IRS + 0.60%	December 2024	—	50,000
Co.Ti Service S.A.	Fixed	0.75%	March 2025	—	20,000
Co.Ti Service S.A.	Fixed	0.75%	April 2025	—	10,000
E.Z. Holditalia	Variable	Euribor 1m + 0.76%	May 2025	—	10,000

Total				106,029	558,722

of which fixed				36,029	200,000
of which variable				70,000	358,722